Performance Management	Dec. 31, 2025
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Fund shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Fund shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	20.48%
Low Quarter	March 31, 2020	-19.69%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Fund Return Before Taxes	17.50%	14.09%	14.47%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.81%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by  CRM. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CRM. The Fund is not sponsored, endorsed, sold or promoted by  SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | CVT S and P 500 Index Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	20.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the S&P MidCap 400® Index to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that CRM believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the S&P MidCap 400® Index to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that CRM believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2020	24.31%
Low Quarter	March 31, 2020	-29.78%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class I Return Before Taxes	7.14%	8.77%	10.37%
Class F Return Before Taxes	6.92%	8.55%	10.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.81%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	7.50%	9.11%	10.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
The S&P 500® Index and S&P MidCap 400® Index are products  of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by  CRM. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CRM. The Fund is not sponsored, endorsed, sold or promoted by  SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index and S&P MidCap 400® Index.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	24.31%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(29.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Nasdaq-100® Index to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that CRM believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Nasdaq-100® Index to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that CRM believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	30.15%
Low Quarter	June 30, 2022	-22.36%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class I Return Before Taxes	20.39%	14.73%	19.09%
Class F Return Before Taxes	20.10%	14.45%	18.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.81%
Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)	21.02%	15.29%	19.68%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by  CRM. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CRM. The Fund is not sponsored, endorsed, sold or promoted by  SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	30.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(22.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell 2000® Index to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that CRM believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell 2000® Index to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that CRM believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2020	31.33%
Low Quarter	March 31, 2020	-30.66%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class I Return Before Taxes	12.45%	5.83%	9.32%
Class F Return Before Taxes	12.23%	5.62%	9.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.81%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.61%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by  CRM. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CRM. The Fund is not sponsored, endorsed, sold or promoted by  SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	31.33%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(30.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2022	17.96%
Low Quarter	March 31, 2020	-23.14%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class I Return Before Taxes	30.90%	8.53%	7.86%
Class F Return Before Taxes	30.64%	8.31%	7.63%
MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)	31.22%	8.92%	8.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects net dividends, which reflect the deduction of withholding taxes
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
Source for  MSCI EAFE Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	17.96%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(23.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class I shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2023	6.58%
Low Quarter	March 31, 2022	-5.63%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class I Return Before Taxes	6.90%	-0.44%	1.87%
Class F Return Before Taxes	6.64%	-0.68%	1.62%
Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with CRM, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index and Bloomberg U.S. Aggregate Bond Index, and neither shall be liable in any way to CRM, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index and Bloomberg U.S. Aggregate Bond Index  or any data included therein.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	6.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(5.63%)
Lowest Quarterly Return, Date	Mar. 31, 2022
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the S&P Global LargeMidCap Managed Risk Index - Conservative to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class F shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the S&P Global LargeMidCap Managed Risk Index - Conservative to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class F shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2023	8.36%
Low Quarter	March 31, 2020	-8.54%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class F Return Before Taxes	6.98%	4.02%	5.39%
Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
S&P Global LargeMidCap Managed Risk Index - Conservative (reflects no deduction for fees, expenses or taxes)	10.52%	4.87%	5.94%
Moderate Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes)*	12.93%	5.71%	7.26%
[1]
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with CRM, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg US Universal Index, and neither shall be liable in any way to CRM, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg US Universal Index  or any data included therein.
The S&P Global LargeMidCap Managed Risk Index – Conservative is a product  of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by  CRM. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CRM. The Fund is not sponsored, endorsed, sold or promoted by  SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P Global LargeMidCap Managed Risk Index – Conservative.
Source for  MSCI EAFE Index and MSCI USA IMI/Equity REITs Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  CRM  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse CRM’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | F
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	8.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(8.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class F shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class F shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2023	10.27%
Low Quarter	March 31, 2020	-11.89%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class F Return Before Taxes	8.06%	6.67%	6.74%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.14%	14.27%
S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive (reflects no deduction for fees, expenses or taxes)	12.57%	7.87%	8.11%
Growth Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes)*	16.40%	9.35%	10.36%
[2]
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
The S&P Global LargeMidCap Managed Risk Index – Moderate Aggressive is a product  of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by  CRM. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CRM. The Fund is not sponsored, endorsed, sold or promoted by  SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P Global LargeMidCap Managed Risk Index – Moderate Aggressive.
Source for  MSCI EAFE Index and MSCI USA IMI/Equity REITs Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  CRM  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse CRM’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | F
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	10.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(11.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the S&P Global LargeMidCap Managed Risk Index - Moderate Conservative to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class F shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower. Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. Past performance is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the S&P Global LargeMidCap Managed Risk Index - Moderate Conservative to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class F shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2023	9.14%
Low Quarter	March 31, 2020	-10.70%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class F Return Before Taxes	8.51%	5.71%	6.37%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.14%	14.27%
S&P Global LargeMidCap Managed Risk Index - Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
Moderate Growth Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes)*	14.67%	7.53%	8.82%
[3]
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
Investors cannot invest directly in an Index.
The S&P Global LargeMidCap Managed Risk Index – Moderate Conservative is a product  of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by  CRM. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CRM. The Fund is not sponsored, endorsed, sold or promoted by  SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P Global LargeMidCap Managed Risk Index – Moderate Conservative.
Source for  MSCI EAFE Index and the MSCI USA IMI/Equity REITs Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  CRM  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse CRM’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | F
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	9.14%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(10.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
*	The Moderate Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 48% Bloomberg US Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

[2]
*	The Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg US Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

[3]
*	The Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg US Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.